Stock-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2016	Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value		$ 0.01
Allocated Share-based Compensation Expense		$ 189	$ 31	$ 49
Caesars Interactive Entertainment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding, Number		0	21,057
Weighted Average Exercise Price per Share (1)		$ 19,166.18	$ 15,352.49	$ 9,976.43
Caesars Acquisition Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value							$ 0.001
Allocated Share-based Compensation Expense		$ 2	$ 12
Caesars Acquisition Company [Member] | CAC Equity-Based Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Value of Shares Available for Grant							$ 25
Parent [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding, Number		9,820,168	10,638,219
Weighted Average Exercise Price per Share (1)	[1]	$ 0.00	$ 10.04	$ 21.18
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options		$ 53
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		2 years
Allocated Share-based Compensation Expense		$ 38	$ 62	$ 45
Parent [Member] | Vesting Period One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage of performace-based options		50.00%
Parent [Member] | Vesting Period Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage of performace-based options		50.00%
Parent [Member] | Replacement Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price per Share (1)				$ 8.22
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term				10 years
Percentage Of Stock Options Vesting Per Year		20.00%
Parent [Member] | Chairman, CEO and President Performance-Based Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Stock Options Eligible For Exchange			290,334
Parent [Member] | Restricted stock units and awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Gross		$ 39
Parent [Member] | Restricted stock units and awards | Annual [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		25.00%
Parent [Member] | Management Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding, Number		23,755
Parent [Member] | Management Equity Incentive Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Return On Investment		175.00%
Parent [Member] | Management Equity Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Return On Investment		200.00%
Parent [Member] | 2012 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized		30,949,468
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized		8,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		8,331,449
Weighted Average Exercise Price per Share (1)					$ 20.09
Parent [Member] | 2012 Incentive Plan [Member] | Replacement Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock Closing Price Per Share		$ 57.41
Parent [Member] | 2012 Incentive Plan [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock Closing Price Per Share		$ 35.00
Caesars Interactive Entertainment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Liability, Current and Noncurrent			$ 107
Adjustments for New Accounting Pronouncement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption						$ 1

[1]	Represents the weighted-average grant date fair value per option, using the Monte Carlo simulation option-pricing model for performance-based options, and the Black-Scholes option-pricing model for time-based options.